COST OF REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cost Of Revenue [Line Items]
Cost of Revenue	$ 61,020	$ 62,270	$ 60,745
Programmatic
Disclosure Of Cost Of Revenue [Line Items]
Cost of Revenue	38,942	44,385	35,110
Performance
Disclosure Of Cost Of Revenue [Line Items]
Cost of Revenue	$ 22,078	$ 17,885	$ 25,635